AB Discovery Growth Fund, Inc.

Portfolio of Investments

October 31, 2022 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 96.5%
Industrials – 21.3%
Aerospace & Defense – 6.0%
Axon Enterprise, Inc.(a)	340,240	$49,484,506
Curtiss-Wright Corp.	244,010	40,952,198
Hexcel Corp.	528,340	29,428,538
Howmet Aerospace, Inc.	1,125,100	39,997,305

		159,862,547

Building Products – 2.7%
Armstrong World Industries, Inc.	365,800	27,643,506
Carlisle Cos., Inc.	189,830	45,331,404

		72,974,910

Commercial Services & Supplies – 1.7%
Tetra Tech, Inc.	320,590	45,292,955

Electrical Equipment – 1.4%
AMETEK, Inc.	295,816	38,355,502

Machinery – 5.8%
IDEX Corp.	178,210	39,617,865
Ingersoll Rand, Inc.(b)	757,705	38,264,103
ITT, Inc.	499,820	38,181,250
Middleby Corp. (The)(a)	275,570	38,541,220

		154,604,438

Professional Services – 1.1%
FTI Consulting, Inc.(a) (b)	185,140	28,813,338

Road & Rail – 1.2%
TFI International, Inc.	344,220	31,334,347

Trading Companies & Distributors – 1.4%
SiteOne Landscape Supply, Inc.(a) (b)	317,574	36,797,299

		568,035,336

Information Technology – 21.1%
Communications Equipment – 0.8%
Ciena Corp.(a)	452,350	21,667,565

Electronic Equipment, Instruments & Components – 2.6%
Littelfuse, Inc.	114,687	25,259,812
Novanta, Inc.(a) (b)	309,181	43,718,193

		68,978,005

IT Services – 4.1%
DigitalOcean Holdings, Inc.(a) (b)	682,310	24,508,575
Flywire Corp.(a)	1,281,475	28,128,377
MongoDB, Inc.(a)	129,540	23,709,706
Shift4 Payments, Inc. - Class A(a) (b)	702,661	32,301,326

		108,647,984

Semiconductors & Semiconductor Equipment – 5.5%
Entegris, Inc.	418,506	33,204,266
Lattice Semiconductor Corp.(a)	761,428	36,936,872

Company	Shares	U.S. $ Value

MACOM Technology Solutions Holdings, Inc.(a)	680,761	$39,395,639
Monolithic Power Systems, Inc.	60,280	20,462,046
ON Semiconductor Corp.(a)	291,227	17,890,075

		147,888,898

Software – 8.1%
Five9, Inc.(a) (b)	495,540	29,861,241
Freshworks, Inc. - Class A(a) (b)	1,573,690	21,386,447
HubSpot, Inc.(a)	64,290	19,065,843
Manhattan Associates, Inc.(a)	341,893	41,598,121
Monday.com Ltd.(a) (b)	225,146	24,077,113
Samsara, Inc. - Class A(a)	2,200,333	27,086,099
Smartsheet, Inc. - Class A(a)	971,971	33,941,227
Varonis Systems, Inc.(a)	711,693	19,052,022

		216,068,113

		563,250,565

Health Care – 19.5%
Biotechnology – 6.1%
ADC Therapeutics SA(a) (b)	671,016	2,979,311
Arcus Biosciences, Inc.(a) (b)	457,850	11,666,018
Arrowhead Pharmaceuticals, Inc.(a)	452,350	15,746,304
Ascendis Pharma A/S (ADR)(a)	112,484	12,935,660
Blueprint Medicines Corp.(a) (b)	275,917	14,303,537
Coherus Biosciences, Inc.(a) (b)	1,311,640	11,411,268
Erasca, Inc.(a) (b)	868,549	7,096,046
Intellia Therapeutics, Inc.(a)	293,900	15,512,042
IVERIC bio, Inc.(a)	396,160	9,476,147
Karuna Therapeutics, Inc.(a)	97,742	21,438,730
Legend Biotech Corp. (ADR)(a)	295,607	14,727,141
Ultragenyx Pharmaceutical, Inc.(a)	338,713	13,704,328
Vir Biotechnology, Inc.(a)	559,836	12,305,195

		163,301,727

Health Care Equipment & Supplies – 6.5%
AtriCure, Inc.(a) (b)	945,280	39,815,194
Insulet Corp.(a) (b)	80,896	20,936,694
iRhythm Technologies, Inc.(a)	279,030	35,573,535
Lantheus Holdings, Inc.(a)	624,060	46,174,199
Silk Road Medical, Inc.(a) (b)	705,180	31,084,334

		173,583,956

Health Care Providers & Services – 3.7%
Guardant Health, Inc.(a)	415,051	20,545,024
Inari Medical, Inc.(a) (b)	472,376	36,339,886
R1 RCM, Inc.(a) (b)	2,289,579	40,433,965

		97,318,875

Company	Shares	U.S. $ Value

Life Sciences Tools & Services – 2.5%
ICON PLC(a)	134,206	$26,551,315
Repligen Corp.(a)	223,947	40,868,088

		67,419,403

Pharmaceuticals – 0.7%
Intra-Cellular Therapies, Inc.(a)	395,940	18,082,580

		519,706,541

Consumer Discretionary – 14.8%
Distributors – 1.6%
Pool Corp.(b)	143,600	43,687,428

Hotels, Restaurants & Leisure – 3.4%
Planet Fitness, Inc. - Class A(a)	744,473	48,748,092
Vail Resorts, Inc.	187,380	41,060,579

		89,808,671

Household Durables – 1.9%
NVR, Inc.(a)	6,134	25,994,359
TopBuild Corp.(a)	137,417	23,380,128

		49,374,487

Multiline Retail – 1.5%
Driven Brands Holdings, Inc.(a)	1,276,150	40,811,277

Specialty Retail – 6.4%
Dynatrace, Inc.(a)	1,075,378	37,896,321
Five Below, Inc.(a) (b)	229,183	33,540,932
Floor & Decor Holdings, Inc. - Class A(a) (b)	415,903	30,514,803
Lithia Motors, Inc.(b)	142,270	28,190,800
National Vision Holdings, Inc.(a) (b)	1,104,021	40,892,938

		171,035,794

		394,717,657

Financials – 8.9%
Banks – 1.1%
Pinnacle Financial Partners, Inc.	373,170	30,969,378

Capital Markets – 5.1%
Ares Management Corp. - Class A	503,994	38,217,865
LPL Financial Holdings, Inc.(b)	259,070	66,231,246
PJT Partners, Inc. - Class A	411,210	30,594,024

		135,043,135

Insurance – 2.7%
Kinsale Capital Group, Inc.(b)	168,377	53,067,379
Trupanion, Inc.(a) (b)	377,302	19,042,432

		72,109,811

		238,122,324

Company	Shares	U.S. $ Value

Energy – 7.7%
Energy Equipment & Services – 3.2%
Cactus, Inc. - Class A	729,970	$37,754,048
NOV, Inc.	238,010	5,331,424
Patterson-UTI Energy, Inc.	2,479,700	43,766,705

		86,852,177

Oil, Gas & Consumable Fuels – 4.5%
Matador Resources Co.(b)	750,530	49,872,718
Ovintiv, Inc.	920,410	46,618,767
Targa Resources Corp.	331,250	22,647,563

		119,139,048

		205,991,225

Consumer Staples – 1.6%
Food & Staples Retailing – 1.6%
Grocery Outlet Holding Corp.(a)	1,211,500	41,881,555

Materials – 1.6%
Chemicals – 1.6%
FMC Corp.	350,310	41,651,859

Total Common Stocks (cost $2,626,480,259)		2,573,357,062

INVESTMENT COMPANIES – 1.3%
Funds and Investment Trusts – 1.3%
iShares Russell 2000 Growth ETF(b) (c) (cost $29,350,977)	157,002	35,523,273

SHORT-TERM INVESTMENTS – 2.5%
Investment Companies – 2.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 2.67%(c) (d) (e) (cost $65,182,305)	65,182,305	65,182,305

Total Investments Before Security Lending Collateral for Securities Loaned – 100.3% (cost $2,721,013,541)		2,674,062,640

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 1.1%
Investment Companies – 1.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 2.67%(c) (d) (e) (cost $27,856,765)	27,856,765	27,856,765

Total Investments – 101.4% (cost $2,748,870,306)(f)		2,701,919,405
Other assets less liabilities – (1.4)%		(36,198,517)

Net Assets – 100.0%		$2,665,720,888

(a)	Non-income producing security.

(b)	Represents entire or partial securities out on loan.
(c)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(d)	Affiliated investments.
(e)	The rate shown represents the 7-day yield as of period end.
(f)

As of October 31, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $343,860,110 and gross unrealized depreciation of investments was $(390,811,011), resulting in net unrealized depreciation of $(46,950,901).

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

ETF – Exchange Traded Fund

AB Discovery Growth Fund, Inc.

October 31, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2022:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$2,573,357,062	$—	$—	$2,573,357,062
Investment Companies	35,523,273	—	—	35,523,273
Short-Term Investments	65,182,305	—	—	65,182,305
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	27,856,765	—	—	27,856,765

Total Investments in Securities	2,701,919,405	—	—	2,701,919,405
Other Financial Instruments(b)	—	—	—	—

Total	$2,701,919,405	$—	$—	$2,701,919,405

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended October 31, 2022 is as follows:

Fund	Market Value 07/31/2022 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 10/31/2022 (000)	Dividend Income (000)
Government Money Market Portfolio	$86,546	$130,402	$151,766	$65,182	$268
Government Money Market Portfolio*	74,220	197,572	243,935	27,857	0
Total	$160,766	$327,974	$395,701	$93,039	$268

*	Investments of cash collateral for securities lending transactions